REVENUE AND EXPENSES (Tables)	6 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Disclosure of Groups revenues

	06/30/2025	06/30/2024
Online sports betting	41,908	44,359
Online casino wagering	63,422	57,709
Others	-	40
Total	105,330	102,108

Disclosure of geographical revenue

	06/30/2025	06/30/2024
Spain	44,017	44,130
Mexico	53,837	49,187
Others	7,476	8,790
Total	105,330	102,108

Disclosure personnel expenses

	06/30/2025	06/30/2024
Wages, salaries and similar	6,341	6,071
Social security contributions payable by Codere Online	987	841
Other social contributions	1,362	2,524
Total	8,691	9,436

Disclosure of depreciation and amortization

	06/30/2025	06/30/2024
Depreciation of property, plant and equipment	62	65
Amortization of intangible assets	-	6
Amortization of right-of-use assets (Note 4)	253	27
Total	315	98

Disclosure of other operating expenses

	06/30/2025	06/30/2024
Gambling taxes	11,154	10,174
Leases	11	237
Utilities, repairs and maintenance	536	550
Professional services and other expenses	31,472	32,145
Casino license royalties	4,052	3,965
Marketing expenses	46,092	43,874
Total	93,317	90,945

Disclosure of finance income cost

	06/30/2025	06/30/2024
Interest income/(expense), net	144	296
Exchange rate impact	(3,263)	(2,300)
Argentina hyperinflation impact	189	5,916
Decrease/(increase) in fair value of public warrants (Note 8)	(1,884)	(5,754)
Lease finance interest under IFRS 16 (Note 4)	(96)	-
Short term investment gain	27	895
Others	-	(10)
Total	(4,883)	(958)

Disclosure of basic and diluted earnings per share

	06/30/2025	06/30/2024
Net income/(loss) attributable to the equity holders of the Parent (thousand euros)	(3,147)	(252)
Weight average number of shares outstanding:
Basic	45,555,173	45,474,184
Diluted	45,983,534	46,087,000
Basic earnings per share (euros)	(0.069)	(0.006)
Diluted earnings per share (euros)	(0.068)	(0.005)